Investment Contracts, Insurance Liabilities and Insurance Annuity Benefits	12 Months Ended
Dec. 31, 2011
Investment Contracts Insurance Liabilities And Insurance Annuity Benefits [Abstract]
Investment Contracts, Insurance Liabilities and Insurance Annuity Benefits

NOTE 9. INVESTMENT CONTRACTS, INSURANCE LIABILITIES AND INSURANCE ANNUITY BENEFITS

Investment contracts, insurance liabilities and insurance annuity benefits comprise mainly obligations to annuitants and policyholders in our run-off insurance operations and holders of guaranteed investment contracts.

December 31 (In millions)	2011	2010

Investment contracts	$3,493	$3,726
Guaranteed investment contracts	4,226	5,502
Total investment contracts	7,719	9,228
Life insurance benefits(a)	19,257	17,640
Unpaid claims and claims adjustment expenses	2,597	2,437
Unearned premiums	370	426
Universal life benefits	255	262
Total	$30,198	$29,993

(a)       Life insurance benefits are accounted for mainly by a net-level-premium method using estimated yields generally ranging from 3.0% to 8.5% in both 2011 and 2010.

When insurance affiliates cede insurance to third parties, such as reinsurers, they are not relieved of their primary obligation to policyholders. Losses on ceded risks give rise to claims for recovery; we establish allowances for probable losses on such receivables from reinsurers as required. Reinsurance recoverables are included in the caption “Other receivables” on our Statement of Financial Position, and amounted to $1,411 million and $1,284 million at December 31, 2011 and 2010, respectively.

We recognize reinsurance recoveries as a reduction of the Statement of Earnings caption “Investment contracts, insurance losses and insurance annuity benefits.” Reinsurance recoveries were $224 million, $174 million and $219 million for the years ended December 31, 2011, 2010 and 2009, respectively.